As filed with the Securities and Exchange Commission on December 23, 2025
Registration Number 333-290025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
Brighthouse Life Insurance Company
(Name of Insurance Company)
11225 North Community House Road, Charlotte, NC 28277
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(980) 365-7100
(Insurance Company’s Telephone Number, including area code)

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(800) 448-5350
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Ronald Coenen, Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on January 22, 2026 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Separate Account or Insurance Company or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 1 (“Amendment No. 1”) to Registration Statement File No. 333-290025 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on October 7, 2025. Parts A, B and C were filed in Amendment No. 1 and are incorporated by reference herein. Powers of attorney filed herewith.

Signatures
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) un the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 19th day of December, 2025.
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Insurance Company)
By:	/s/ David A. Rosenbaum
David A. Rosenbaum Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on December 19, 2025.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director
/s/ David A. Rosenbaum* David A. Rosenbaum	Director
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Melissa B. Pavlovich* Melissa B. Pavlovich	Vice President and Chief Accounting Officer
/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro Sterling	Vice President and Controller

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-in-Fact, December 19, 2025
* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
(p)
Powers of Attorney Brighthouse Life Insurance Company